Schedule of Loss Before Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Intangible Asset, Goodwill and Other [Abstract]
Income tax benefit computed at the U.S. federal statutory rate					$ (9,685)	$ (4,717)
State and local income tax benefits, net of federal benefit					(689)	(731)
Change in valuation allowance					5,758	4,865
Non-deductible transaction costs						1,181
Fair value of warrants issued to investors					1,342	154
State tax rate change					(26)	(14)
Change in fair value of earnout liability					(92)	(6,695)
Stock-based compensation					1,996	1,107
Non-deductible executive compensation					1,232	1,916
Other					171	505
Provision (benefit) for income taxes	$ 3	$ (5)	$ (21)	$ (7)	$ 7	$ (2,429)